Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Schedule of Property and Equipment, Net

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Buildings	2,478,634	2,478,634	349,108
Leasehold and building improvements	154,900	175,164	24,671
Furniture, fixtures and equipment	135,337	153,019	21,552
Motor vehicles	33,148	23,855	3,360
Software	190,227	209,808	29,551
	2,992,246	3,040,480	428,242
Accumulated depreciation	(546,988)	(581,306)	(81,875)
	2,445,258	2,459,174	346,367
Construction in progress	41,059	23,025	3,243
Property and equipment, net	2,486,317	2,482,199	349,610